Operating Segments_Segment by types of customers (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Inter segment transaction [Line Items]
Assets	₩ 326,561,330,000,000		₩ 326,561,330,000,000			$ 293,723,089	₩ 316,295,461,000,000
Liabilities	305,564,719,000,000		305,564,719,000,000			$ 274,837,848	₩ 295,730,561,000,000
Net interest income	1,397,323,000,000	₩ 1,287,576,000,000	2,764,474,000,000	$ 2,486,485	₩ 2,550,320,000,000
Interest income	2,368,669,000,000	2,105,808,000,000	4,643,416,000,000	4,176,485	4,189,584,000,000
Interest expense	(971,346,000,000)	(818,232,000,000)	(1,878,942,000,000)	(1,690,000)	(1,639,264,000,000)
Inter-segment			0		0
Net non-interest income			585,263,000,000		588,128,000,000
Non-interest income			6,625,267,000,000		7,530,641,000,000
Non-interest expense			(6,040,004,000,000)		(6,942,513,000,000)
Inter-segment			0		0
Other income(expense)			(1,542,022,000,000)		(1,654,220,000,000)
General and administrative expenses	(827,654,000,000)	(784,157,000,000)	(1,567,338,000,000)	(1,409,730)	(1,538,427,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			25,316,000,000		(115,793,000,000)
Operating income	986,418,000,000	604,484,000,000	1,807,715,000,000	1,625,935	1,484,228,000,000
Non operating income(expense)	9,079,000,000	(3,166,000,000)	(6,183,000,000)	(5,561)	(54,280,000,000)
Net income before income tax expense	995,497,000,000	601,318,000,000	1,801,532,000,000	1,620,374	1,429,948,000,000
Income tax expense	(273,701,000,000)	(135,034,000,000)	(485,216,000,000)	(436,424)	(320,933,000,000)
Net income	₩ 721,796,000,000	₩ 466,284,000,000	₩ 1,316,316,000,000	$ 1,183,950	₩ 1,109,015,000,000
Factors used to identify entitys reportable segments			The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.	The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.
Operating segments [Member]
Inter segment transaction [Line Items]
Net interest income			₩ 2,464,770,000,000		₩ 2,257,978,000,000
Interest income			4,493,664,000,000		4,034,389,000,000
Interest expense			(2,028,894,000,000)		(1,776,411,000,000)
Inter-segment			0		0
Net non-interest income			1,003,673,000,000		955,359,000,000
Non-interest income			6,861,536,000,000		7,657,368,000,000
Non-interest expense			(5,857,863,000,000)		(6,702,009,000,000)
Inter-segment			0		0
Other income(expense)			(1,648,884,000,000)		(1,737,362,000,000)
General and administrative expenses			(1,702,904,000,000)		(1,662,297,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			54,020,000,000		(75,065,000,000)
Operating income			1,819,559,000,000		1,475,975,000,000
Non operating income(expense)			22,820,000,000		(258,000,000)
Net income before income tax expense			1,842,379,000,000		1,475,717,000,000
Income tax expense			(486,164,000,000)		(312,855,000,000)
Net income			1,356,215,000,000		1,162,862,000,000
Consumer banking
Inter segment transaction [Line Items]
Net interest income			929,286,000,000		810,799,000,000
Interest income			1,703,521,000,000		1,539,729,000,000
Interest expense			(499,830,000,000)		(480,814,000,000)
Inter-segment			(274,405,000,000)		(248,116,000,000)
Net non-interest income			356,310,000,000		322,986,000,000
Non-interest income			405,145,000,000		424,214,000,000
Non-interest expense			(127,357,000,000)		(146,630,000,000)
Inter-segment			78,522,000,000		45,402,000,000
Other income(expense)			(928,336,000,000)		(915,696,000,000)
General and administrative expenses			(875,328,000,000)		(869,732,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			(53,008,000,000)		(45,964,000,000)
Operating income			357,260,000,000		218,089,000,000
Non operating income(expense)			(9,889,000,000)		8,862,000,000
Net income before income tax expense			347,371,000,000		226,951,000,000
Income tax expense			(95,528,000,000)		(54,923,000,000)
Net income			₩ 251,843,000,000		₩ 172,028,000,000
Factors used to identify entitys reportable segments			• Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.	• Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.	• Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.
Corporate banking
Inter segment transaction [Line Items]
Net interest income			₩ 967,363,000,000		₩ 866,805,000,000
Interest income			1,638,747,000,000		1,456,198,000,000
Interest expense			(994,523,000,000)		(818,422,000,000)
Inter-segment			323,139,000,000		229,029,000,000
Net non-interest income			284,855,000,000		281,065,000,000
Non-interest income			432,262,000,000		333,646,000,000
Non-interest expense			(183,814,000,000)		(82,261,000,000)
Inter-segment			36,407,000,000		29,680,000,000
Other income(expense)			(293,933,000,000)		(531,346,000,000)
General and administrative expenses			(403,216,000,000)		(402,661,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			109,283,000,000		(128,685,000,000)
Operating income			958,285,000,000		616,524,000,000
Non operating income(expense)			671,000,000		(3,122,000,000)
Net income before income tax expense			958,956,000,000		613,402,000,000
Income tax expense			(260,186,000,000)		(139,138,000,000)
Net income			₩ 698,770,000,000		₩ 474,264,000,000
Factors used to identify entitys reportable segments			• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.	• Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.
Investment banking
Inter segment transaction [Line Items]
Net interest income			₩ (3,078,000,000)		₩ 5,413,000,000
Interest income			74,670,000,000		72,232,000,000
Interest expense			(92,000,000)		(126,000,000)
Inter-segment			(77,656,000,000)		(66,693,000,000)
Net non-interest income			96,843,000,000		90,869,000,000
Non-interest income			137,031,000,000		212,107,000,000
Non-interest expense			(40,188,000,000)		(121,238,000,000)
Inter-segment			0		0
Other income(expense)			46,555,000,000		25,615,000,000
General and administrative expenses			(5,689,000,000)		(5,696,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			52,244,000,000		31,311,000,000
Operating income			140,320,000,000		121,897,000,000
Non operating income(expense)			17,411,000,000		22,581,000,000
Net income before income tax expense			157,731,000,000		144,478,000,000
Income tax expense			(43,377,000,000)		(34,964,000,000)
Net income			₩ 114,354,000,000		₩ 109,514,000,000
Factors used to identify entitys reportable segments			• Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.	• Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.	• Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.
Capital market
Inter segment transaction [Line Items]
Net interest income			₩ 15,946,000,000		₩ 17,262,000,000
Interest income			5,687,000,000		8,938,000,000
Interest expense			0		0
Inter-segment			10,259,000,000		8,324,000,000
Net non-interest income			39,583,000,000		22,758,000,000
Non-interest income			4,765,167,000,000		4,991,598,000,000
Non-interest expense			(4,725,584,000,000)		(4,968,840,000,000)
Inter-segment			0		0
Other income(expense)			(11,120,000,000)		14,414,000,000
General and administrative expenses			(7,852,000,000)		(7,721,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			(3,268,000,000)		22,135,000,000
Operating income			44,409,000,000		54,434,000,000
Non operating income(expense)			0		0
Net income before income tax expense			44,409,000,000		54,434,000,000
Income tax expense			(12,212,000,000)		(13,173,000,000)
Net income			₩ 32,197,000,000		₩ 41,261,000,000
Factors used to identify entitys reportable segments			• Capital market: Fund management, investment in securities and derivatives, etc	• Capital market: Fund management, investment in securities and derivatives, etc	• Capital market: Fund management, investment in securities and derivatives, etc
Credit Card
Inter segment transaction [Line Items]
Net interest income			₩ 247,727,000,000		₩ 223,048,000,000
Interest income			323,443,000,000		288,648,000,000
Interest expense			(75,716,000,000)		(65,600,000,000)
Inter-segment			0		0
Net non-interest income			42,955,000,000		45,638,000,000
Non-interest income			605,165,000,000		566,107,000,000
Non-interest expense			(562,210,000,000)		(520,469,000,000)
Inter-segment			0		0
Other income(expense)			(197,535,000,000)		(184,607,000,000)
General and administrative expenses			(83,575,000,000)		(77,909,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			(113,960,000,000)		(106,698,000,000)
Operating income			93,147,000,000		84,079,000,000
Non operating income(expense)			(2,988,000,000)		(2,399,000,000)
Net income before income tax expense			90,159,000,000		81,680,000,000
Income tax expense			(22,541,000,000)		(19,816,000,000)
Net income			₩ 67,618,000,000		₩ 61,864,000,000
Factors used to identify entitys reportable segments			• Credit card: Credit card, cash service and card loan, etc.	• Credit card: Credit card, cash service and card loan, etc.	• Credit card: Credit card, cash service and card loan, etc.
Headquarter and Others
Inter segment transaction [Line Items]
Net interest income			₩ 307,526,000,000		₩ 334,651,000,000
Interest income			747,596,000,000		668,644,000,000
Interest expense			(458,733,000,000)		(411,449,000,000)
Inter-segment			18,663,000,000		77,456,000,000
Net non-interest income			183,127,000,000		192,043,000,000
Non-interest income			516,766,000,000		1,129,696,000,000
Non-interest expense			(218,710,000,000)		(862,571,000,000)
Inter-segment			(114,929,000,000)		(75,082,000,000)
Other income(expense)			(264,515,000,000)		(145,742,000,000)
General and administrative expenses			(327,244,000,000)		(298,578,000,000)
Reversal of allowance for credit loss and impairment losses due to credit loss			62,729,000,000		152,836,000,000
Operating income			226,138,000,000		380,952,000,000
Non operating income(expense)			17,615,000,000		(26,180,000,000)
Net income before income tax expense			243,753,000,000		354,772,000,000
Income tax expense			(52,320,000,000)		(50,841,000,000)
Net income			₩ 191,433,000,000		₩ 303,931,000,000
Factors used to identify entitys reportable segments			• Headquarter and others: Segments that do not belong to above operating segments	• Headquarter and others: Segments that do not belong to above operating segments	• Headquarter and others: Segments that do not belong to above operating segments
Inter segment transaction
Inter segment transaction [Line Items]
Net interest income			₩ 299,704,000,000		₩ 292,342,000,000
Interest income			149,752,000,000		155,195,000,000
Interest expense			149,952,000,000		137,147,000,000
Inter-segment			0		0
Net non-interest income			(418,410,000,000)		(367,231,000,000)
Non-interest income			(236,269,000,000)		(126,727,000,000)
Non-interest expense			(182,141,000,000)		(240,504,000,000)
Inter-segment			0		0
Other income(expense)			106,862,000,000		83,142,000,000
General and administrative expenses			135,566,000,000		123,870,000,000
Reversal of allowance for credit loss and impairment losses due to credit loss			(28,704,000,000)		(40,728,000,000)
Operating income			(11,844,000,000)		8,253,000,000
Non operating income(expense)			(29,003,000,000)		(54,022,000,000)
Net income before income tax expense			(40,847,000,000)		(45,769,000,000)
Income tax expense			948,000,000		(8,078,000,000)
Net income			₩ (39,899,000,000)		₩ (53,847,000,000)